Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 176,488	$ 274,223	$ 301,954
Cost of sales	[1]	158,091	246,891	273,417
Gross profit		18,397	27,332	28,537
Operating expenses:
Selling, general and administrative expenses	[2]	21,952	35,093	27,295
Total operating expenses		21,952	35,093	27,295
Operating (loss) income from continuing operations		(3,555)	(7,761)	1,242
Other expense (income):
Interest income		(52)	(31)	(37)
Interest expense		14,319	12,815	13,478
Change in fair value of derivatives and contingent consideration		222	(1,442)	(25)
Foreign Exchange (gain) loss		(1,619)	33	(212)
Gain on sale of subsidiary		(6,603)
Other non-operating expenses		900	2,546
Total other expense		7,167	13,921	13,204
Loss before taxes from continuing operations		(10,722)	(21,682)	(11,962)
Income tax expense		1,383	1,651	589
Loss from continuing operations		(12,105)	(23,333)	(12,551)
Discontinued operations:
(Loss) profit from discontinued operations (note 21)		(1,647)	33	(652)
Income tax expense (benefit)		38	55	(695)
(Loss) income from discontinued operations		(1,685)	(22)	43
Net loss		(13,790)	(23,355)	(12,508)
Net income attributable to noncontrolling interest		1,100	970	168
Net loss attributable to the Company		$ (14,890)	$ (24,325)	$ (12,676)
Loss from continuing operations per ordinary shares outstanding, basic		$ (0.45)	$ (0.87)	$ (0.47)
Loss from continuing operations per ordinary shares outstanding, diluted		(0.45)	(0.87)	(0.47)
(Loss) profit from discontinued operations per ordinary shares outstanding, basic		(0.06)	(0.00)	0.00
(Loss) profit from discontinued operations per ordinary shares outstanding, diluted		$ (0.06)	$ (0.00)	$ 0.00
Weighted average number of shares outstanding - basic		26,902,820	26,884,238	26,879,159
Weighted average number of shares outstanding - diluted		26,902,820	26,884,238	26,879,159
Other comprehensive loss net of tax:
Foreign currency translation adjustments		$ 458	$ (1,057)	$ (1,747)
Total other comprehensive income (loss)		458	(1,057)	(1,747)
Comprehensive loss		(13,332)	(24,412)	(14,255)
less: Comprehensive income attributable to non-controlling interest		2,073	578	442
Comprehensive loss attributable to the Company		$ (15,405)	$ (24,990)	$ (14,697)

[1]	Primarily includes purchases of inventory, packaging, and other sales costs.
[2]	Primarily includes payroll costs, transportation fees, professional fees, and other selling, general, and administrative costs.